                                                       Deutsche Asset Management

Fixed Income Fund, Short-Term Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, High Yield Bond Fund
Institutional Class

Supplement dated July 26, 2002 to Prospectus dated February 28, 2002

Effective July 31, 2002, the High Yield Bond Fund (the "Fund") changed its name to the High Income Plus Fund. All references to the Fund's name in its current prospectus as the High Yield Bond Fund are replaced with the Fund's new name, the High Income Plus Fund.

               Please Retain This Supplement for Future Reference

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

Morgan Grenfell Investment Trust
SUPPDOMINST (07/02)
CUSIP: 61735k836
       61735k828
       61735k810
       61735k794
       61735k646

                                                       Deutsche Asset Management

Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, High Yield Bond Fund Investment Class

Supplement dated July 26, 2002 to Prospectus dated February 28, 2002

Effective July 31, 2002, the High Yield Bond Fund (the "Fund") changed its name to the High Income Plus Fund. All references to the Fund's name in its current prospectus as the High Yield Bond Fund are replaced with the Fund's new name, the High Income Plus Fund.

               Please Retain This Supplement for Future Reference

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

Morgan Grenfell Investment Trust
SUPPDOMINVST (07/02)
CUSIP: 61735k760
       61735k737
       61735k729
       61735k596

                                                       Detusche Asset Management

High Yield Bond Fund--Premier Class

Supplement dated July 26, 2002 to Prospectus dated February 28, 2002

Effective July 31, 2002, the High Yield Bond Fund (the "Fund") changed its name to the High Income Plus Fund. All references to the Fund's name in its current prospectus as the High Yield Bond Fund are replaced with the Fund's new name, the High Income Plus Fund.

               Please Retain This Supplement for Future Reference

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]


Morgan Grenfell Investment Trust
SUPPHYB (07/02)
CUSIP: 61735k547